Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net Loss	$ (1,170,876)	$ (979,645)	$ (4,577,516)	$ (2,196,834)
Noncash Expenses:
Depreciation and Amortization	47,321	46,148	196,943	178,841
Stock Based Compensation	161,522	139,632	719,796	341,558
Loss on Write-off of Asset	36,733		13,161
Refund on Write-off of Asset			15,700
Gain/Loss on Change in Derivative Balance		(93,206)	186,908	354,644
Original Issue Discount Amortization		24,658	88,442	20,114
Debt Discount Amortization		56,441	358,280	89,570
Change in assets and liabilities:
Accounts Receivable	32,343	130,882	183,698	(8,014)
Interest Receivable	22,438
Inventory	76,324	(13,732)	(5,464)	(167,112)
Prepaid Assets	(1,938)	7,039	(16,957)	2,631
Accounts Payable	164,930	167,845	(11,291)	73,782
Deferred Revenue	24,351	35,680	32,365
Accrued Expenses	(5,396)	36,665	24,529	53,593
NET CASH USED IN OPERATING ACTIVITIES	(612,249)	(440,553)	(2,791,406)	(1,962,314)
INVESTING ACTIVITIES
Purchase of Property and Equipment	(16,565)	(33,000)	(69,463)	(22,494)
Purchase of Intangible Assets	(39,542)	(17,441)	(70,997)	(65,332)
Advance of Funds for Note Receivable		(500,000)
Proceeds from Note Receivable	500,000
Notes Receivable			(788,500)
Investment in Joint Venture				8,722
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	443,894	(550,441)	(928,960)	(79,104)
FINANCING ACTIVITIES
Gross Proceeds from issuance of Common Stock and Warrants		5,823,300	5,823,300
Offering Costs Paid		(597,651)	(597,651)
Proceeds from issuance of Notes Payable				900,000
Payments on Notes Payable			(500,000)
Proceeds from exercise of Warrants			112,000
NET CASH PROVIDED BY FINANCING ACTIVITIES		5,225,649	4,837,649	900,000
NET CHANGE IN CASH FOR PERIOD	(168,355)	4,234,655	1,117,283	(1,141,418)
CASH AT BEGINNING OF PERIOD	1,515,674	398,391	398,391	1,539,809
CASH AT END OF PERIOD	1,347,319	4,633,046	1,515,674	398,391
Noncash investing and financing activities disclosure:
Write-off of Derivative Liability			(280,114)
Conversion of Convertible Debt for Stock			(408,556)
Other noncash operating activities disclosure:
Issuance of Common Stock for services	40,000	51,408	75,578	152,265
Disclosure of cash paid for:
Interest		20,114	89,348
Income Taxes